NOTES PAYABLE (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 04, 2017	Jan. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes Payable [Line Items]
Interest Expense, Debt			$ 307,520	$ 258,157	$ 1,037,355	$ 744,000
Amortization of Financing Costs			32,617	$ 30,327	121,308	96,640
Debt Instrument, Periodic Payment, Total		$ 31,759
Debt Issuance Costs, Net			$ 395,753		$ 359,648	480,956
Notes Payable [Member]
Notes Payable [Line Items]
Debt Instrument, Maturity Date		Jan. 31, 2022
Debt Instrument, Interest Rate Terms			interest at a rate of 1.00% over the prime rate (interest rate was 5.00% per annum at March 31, 2017)		interest at a rate of 1.00% over the prime rate
Debt Instrument, Interest Rate, Stated Percentage		4.50%			4.75%
Debt Issuance Costs, Net					$ 359,648	$ 480,956
Debt Instrument, Face Amount		$ 5,020,000
Prepayment Penalty Percentage First Year			1.00%
Notes Payable [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Debt Instrument, Maturity Date	Apr. 05, 2020
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Prepayment Penalty Percentage First Year	2.00%
Debt Instrument, Term	25 years